OTHER INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
OTHER INCOME (LOSS)	OTHER INCOME (LOSS)

($ millions)	2024	2023
Loss on capital dispositions	(10.2)	(0.7)
Government grant for decommissioning expenditures	—	5.4
Sublease income	2.6	3.7
Other	(9.4)	5.0
Other income (loss)	(17.0)	13.4